CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Interest and fees on loans	$ 16,714,749	$ 17,589,152
Securities:
Taxable interest income	1,232,399	1,042,137
Nontaxable interest income	1,136,630	1,008,926
Federal Reserve Bank dividends	37,726
Interest-earning deposits, federal funds sold, and other	196,224	181,318
Total interest and dividend income	19,317,728	19,821,533
Interest expense:
Deposits	2,174,066	2,769,685
Federal Home Loan Bank advances	250,018	444,070
Securities sold under agreements to repurchase	5,437	13,713
Subordinated debentures	86,901	88,286
Total interest expense	2,516,422	3,315,754
Net interest income	16,801,306	16,505,779
Provision (credit) for loan losses	(250,000)	485,000
Net interest income after provision (credit) for loan losses	17,051,306	16,020,779
Non-interest income:
Service fees on deposit accounts	454,903	371,424
Other service charges and fees	414,992	376,115
Loan servicing fees	281,979	284,875
Gain on sale of securities	109,712	359,138
Gain on sale of loans	630,779	560,526
Loss on sale of property and equipment	(80,545)
Loss on sale of foreclosed assets	(164,084)	(56,035)
Other	579,195	272,604
Total Other income	2,226,931	2,168,647
Non-interest expense:
Compensation and employee benefits	7,224,771	6,298,405
Occupancy expense	1,699,734	1,353,783
Data processing services	767,213	723,977
Director fees	183,300	177,467
Professional fees	587,907	448,423
FDIC insurance premiums	459,059	476,731
Foreclosed asset related expenses	506,885	1,343,883
Amortization of core deposit intangible	75,000	264,000
Amortization of mortgage servicing rights	106,970	118,511
Other	2,480,608	2,242,177
Total Other expenses	14,091,447	13,447,357
Income before income taxes	5,186,790	4,742,069
Income tax expense	1,360,598	1,386,008
Net income	$ 3,826,192	$ 3,356,061
Basic and diluted earnings per share (in dollars per share)	$ 0.55	$ 0.46
Dividends per share (in dollars per share)	$ 0.24	$ 0.24